Commitments (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	R$ 8,070,571
Contractual obligations - investments	8,645,357
Total	16,715,928
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	1,810,947
Contractual obligations - investments	4,292,490
Total	6,103,437
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	2,119,426
Contractual obligations - investments	2,967,844
Total	5,087,270
Later Than Three Year And Not Later Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	1,460,088
Contractual obligations - investments	1,292,130
Total	2,752,218
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	2,680,110
Contractual obligations - investments	92,893
Total	R$ 2,773,003